Nature of Operations and Basis of Presentation - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 5,800	$ 3,272		$ 3,921
Restricted cash		0		808
Total cash, cash equivalents, and restricted cash	$ 5,800	$ 3,272	$ 2,774	$ 4,729	$ 2,184